Consolidated Statements of Comprehensive Income shares in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CAD ($) $ / shares shares	Dec. 31, 2023 CAD ($) $ / shares shares
Operating expenses from mining business [abstract]
Revenues	$ 608,093	$ 524,972
Cost of sales
Production costs	(417,086)	(317,618)
Depletion and amortization	(73,852)	(56,940)
Other operating costs	(18,665)	0
Insurance recovery	26,290	0
Earnings from mining operations	124,780	150,414
General and administrative	(12,942)	(13,465)
Share-based compensation expense	(9,002)	(5,919)
Project evaluation expense	(3,623)	(1,721)
Gain (loss) on derivatives	4,799	(4,919)
Other income (expense)	(307)	731
Income before financing costs and income taxes	103,705	125,121
Finance expenses, net	(40,812)	(39,135)
Accretion expenses	(46,937)	(10,759)
Foreign exchange gain (loss)	(50,695)	11,430
Call premium on settlement of debt	(9,571)	0
Gain on Cariboo acquisition	47,426	46,212
Gain on acquisition of control of Gibraltar	14,982	0
Income before income taxes	18,098	132,869
Income tax expense	(31,542)	(50,143)
Net (loss) income	(13,444)	82,726
Items that will remain permanently in other comprehensive income (loss):
Loss on financial assets	(1,138)	(1,235)
Items that may in the future be reclassified to profit (loss):
Foreign currency translation reserve	37,426	(9,000)
Total other comprehensive income (loss)	36,288	(10,235)
Total comprehensive income	$ 22,844	$ 72,491
(Loss) earnings per share
Basic | $ / shares	$ (0.05)	$ 0.29
Diluted | $ / shares	$ (0.05)	$ 0.28
Weighted average shares outstanding (thousands)
Basic | shares	295,306	288,560
Diluted | shares	295,306	290,979